Loans and borrowings (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Loans and borrowings [Line Items]
Borrowings		$ 43,547,835	$ 52,222,027
Less short-term	[1]	5,144,504	4,126,203
Total long-term		38,403,331	48,095,824
Local currency [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		$ 5,979,216	$ 6,741,798
Local currency [Member] | Syndicated Loan [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings, interest rate		8.70%	9.50%
Borrowings		$ 3,307,950	$ 3,828,329
Local currency [Member] | Other borrowings [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings, interest rate	[2]	7.70%	9.10%
Borrowings	[2]	$ 978,795	$ 905,266
Local currency [Member] | Bonds [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings, interest rate		8.90%	8.60%
Borrowings		$ 1,692,471	$ 2,008,203
Foreign currency [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		$ 37,568,619	$ 45,480,229
Foreign currency [Member] | Commercial loans [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings, interest rate		4.30%	2.90%
Borrowings		$ 528,815	$ 7,945,693
Foreign currency [Member] | Commercial loan-Refineria de Cartagena [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings, interest rate		4.30%	4.10%
Borrowings		$ 7,401,781	$ 7,988,678
Foreign currency [Member] | Other borrowings [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[2]	$ 471,429	$ 235,693
Foreign currency [Member] | Bonds [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings, interest rate		6.10%	6.10%
Borrowings		$ 29,166,594	$ 29,310,165

[1]	The increase in the current portion is mainly due to the expiration of: i) the first tranche of local bonds issued by Ecopetrol S.A. in 2013, and ii) the 5-year series of international bonds issued in 2013 by Ecopetrol S.A.. These bonds mature in August and September 2018, respectively.
[2]	Includes financial leasing and debt in connection with build, operate, maintenance and transfer (BOMT) contracts.